Cover	Jul. 30, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2025
Entity Registrant Name	Franklin BSP Realty Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40923
Entity Tax Identification Number	46-1406086
Entity Address, Address Line One	1 Madison Ave
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	588-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001562528
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FBRT
Security Exchange Name	NYSE
Series E Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	7.50% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	FBRT PRE
Security Exchange Name	NYSE